Subsequent Events (Details)	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Convertible promissory note	$ 5,430,000
Discount amount	400,000
Transaction expenses	30,000
Purchase price	$ 5,000,000
Percentage of annual interest	8.00%
Conversion price per share (in Dollars per share) | $ / shares	$ 2.75
Number of reserved shares (in Shares) | shares	6,750,000
Number of shares resale (in Shares) | shares	7,100,000
Exercise price (in Dollars per share) | $ / shares	$ 5
Warrant [Member]
Subsequent Events [Line Items]
Purchase of warrants (in Shares) | shares	5,000,000